Average Annual Total Returns - FidelityNewJerseyMunicipalIncomeandMunicipalMoneyMarketFund-RetailComboPRO - FidelityNewJerseyMunicipalIncomeandMunicipalMoneyMarketFund-RetailComboPRO - Fidelity New Jersey Municipal Income Fund
Jan. 28, 2023
Fidelity New Jersey Municipal Income Fund | Return Before Taxes
Average Annual Return:
Past 1 year	(9.21%)
Past 5 years	1.50%
Past 10 years	2.24%
Fidelity New Jersey Municipal Income Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	(9.21%)
Past 5 years	1.42%
Past 10 years	2.15%
Fidelity New Jersey Municipal Income Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(4.58%)
Past 5 years	1.75%
Past 10 years	2.37%
LB015
Average Annual Return:
Past 1 year	(8.53%)
Past 5 years	1.25%
Past 10 years	2.13%
F1754
Average Annual Return:
Past 1 year	(8.65%)
Past 5 years	1.83%
Past 10 years	2.60%